Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Loss for the year	$ (6,358)	₨ (482,462)	₨ (1,194,878)	₨ (840,195)
Total income tax expense	$ 223	16,906	64,096	69,805
Loss before income taxes		(465,556)	(1,130,782)	(770,390)
Expected tax expense at statutory income tax rate		(105,537)	(193,762)	(37,172)
Non-deductible expenses		17,024	2,307	(118,005)
Utilization of previously unrecognised tax losses		(13,134)	(1,181)
Current year losses for which no deferred tax asset was recognized		174,746	159,102	167,129
Recognition of previously unrecognised tax losses				17,696
Reversal of deferred tax assets recognised in earlier years			77,636
Change in unrecognised temporary differences		(58,979)	17,297	27,000
Effect of change in tax rate				10,339
Others		₨ 2,786	₨ 2,697	₨ 2,818